Discontinued Operations (Cash Flow Information of Discontinued Operations) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Discontinued Operations [Line Items]
Net cash used in discontinued operating activities		$ 0	$ 0	$ (175,888)
Net cash provided by discontinued investing activities		0	0	1,054,148
Net cash used in discontinued financing activities		$ 0	$ 0	(9,132)
Sogou [Member]
Discontinued Operations [Line Items]
Net cash used in discontinued operating activities	[1]			(175,888)
Net cash provided by discontinued investing activities	[1]			1,054,148
Net cash used in discontinued financing activities	[1]			$ (9,132)

[1]	Includes the financial results of the discontinued operations from January 1, 2021 to September 23, 2021.